Guarantor Financial Information - Condensed Consolidating Balance Sheets (Detail) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Cash and cash equivalents	$ 12.3	$ 36.2	$ 15.0	$ 15.1	$ 28.6	$ 21.2
Receivables, less allowances	233.3	156.2		146.2
Receivables from R.R. Donnelley	84.2	96.0		0.0
Intercompany receivables	0.0	0.0		0.0
Intercompany short-term note receivable	0.0	0.0
Inventories	27.5	24.1		22.2
Prepaid expenses and other current assets	17.3	17.1		7.3
Total current assets	374.6	329.6		190.8
Property, plant and equipment-net	36.0	35.5		33.0
Goodwill	446.5	446.4		446.8	448.8
Other intangible assets-net	50.9	54.3		69.3
Software-net	39.3	41.6		43.4
Deferred income taxes	39.1	37.0		10.6
Other noncurrent assets	38.2	34.5		23.7
Investments in consolidated subsidiaries	0.0	0.0		0.0
Total assets	1,024.6	978.9	875.6	817.6
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	101.3	85.3		39.5
Intercompany payable	0.0	0.0		0.0
Intercompany short-term note payable	0.0	0.0
Accrued liabilities	99.8	100.7		75.4
Short-term debt		0.0		8.8
Total current liabilities	201.1	186.0		123.7
Long-term debt	607.5	587.0		0.0
Note payable with an RRD affiliate		0.0		29.2
Deferred compensation liabilities	23.1	24.4		28.5
Pension and other postretirement benefits plan liabilities	55.0	56.4		0.0
Other noncurrent liabilities	13.4	14.0		12.7
Total liabilities	900.1	867.8		194.1
Total equity	124.5	111.1	683.6	623.5	351.5	524.6
Total liabilities and equity	1,024.6	978.9		817.6
Eliminations
ASSETS
Cash and cash equivalents	(17.2)	(2.4)	0.0	0.0	0.0	0.0
Receivables, less allowances	0.0	0.0		0.0
Receivables from R.R. Donnelley	0.0	0.0
Intercompany receivables	(34.1)	(63.0)		(7.4)
Intercompany short-term note receivable	(21.0)	(15.3)
Inventories	0.0	0.0		0.0
Prepaid expenses and other current assets	(6.7)	0.0		0.0
Total current assets	(79.0)	(80.7)		(7.4)
Property, plant and equipment-net	0.0	0.0		0.0
Goodwill	0.0	0.0		0.0
Other intangible assets-net	0.0	0.0		0.0
Software-net	0.0	0.0		0.0
Deferred income taxes	0.0	0.0		0.0
Other noncurrent assets	0.0	0.0		0.0
Investments in consolidated subsidiaries	(777.3)	(757.3)		(673.7)
Total assets	(856.3)	(838.0)		(681.1)
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	(19.1)	(2.4)		0.0
Intercompany payable	(32.2)	(62.5)		(7.4)
Intercompany short-term note payable	(21.0)	(15.3)
Accrued liabilities	(6.7)	(0.5)		0.0
Short-term debt				0.0
Total current liabilities	(79.0)	(80.7)		(7.4)
Long-term debt	0.0	0.0
Note payable with an RRD affiliate				0.0
Deferred compensation liabilities	0.0	0.0		0.0
Pension and other postretirement benefits plan liabilities	0.0	0.0
Other noncurrent liabilities	0.0	0.0		0.0
Total liabilities	(79.0)	(80.7)		(7.4)
Total equity	(777.3)	(757.3)		(673.7)
Total liabilities and equity	(856.3)	(838.0)		(681.1)
Parent
ASSETS
Cash and cash equivalents	0.0	0.0	0.0	0.0	0.0	0.0
Receivables, less allowances	0.0	0.0		0.0
Receivables from R.R. Donnelley	68.0	68.0
Intercompany receivables	0.0	0.0		0.0
Intercompany short-term note receivable	0.0	0.0
Inventories	0.0	0.0		0.0
Prepaid expenses and other current assets	4.5	4.3		0.0
Total current assets	72.5	72.3		0.0
Property, plant and equipment-net	0.0	0.0		0.0
Goodwill	0.0	0.0		0.0
Other intangible assets-net	0.0	0.0		0.0
Software-net	0.0	0.0		0.0
Deferred income taxes	0.0	0.0		0.0
Other noncurrent assets	4.2	4.4		0.0
Investments in consolidated subsidiaries	711.3	692.2		623.5
Total assets	788.0	768.9		623.5
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	17.2	3.4		0.0
Intercompany payable	10.0	43.9		0.0
Intercompany short-term note payable	21.0	15.3
Accrued liabilities	7.8	8.2		0.0
Short-term debt				0.0
Total current liabilities	56.0	70.8		0.0
Long-term debt	607.5	587.0
Note payable with an RRD affiliate				0.0
Deferred compensation liabilities	0.0	0.0		0.0
Pension and other postretirement benefits plan liabilities	0.0	0.0
Other noncurrent liabilities	0.0	0.0		0.0
Total liabilities	663.5	657.8		0.0
Total equity	124.5	111.1		623.5
Total liabilities and equity	788.0	768.9		623.5
Guarantor Subsidiaries
ASSETS
Cash and cash equivalents	19.2	21.8	0.2	0.1	0.1	0.7
Receivables, less allowances	193.1	119.9		115.0
Receivables from R.R. Donnelley	14.9	28.0
Intercompany receivables	34.1	63.0		7.4
Intercompany short-term note receivable	0.0	0.0
Inventories	25.5	22.7		21.4
Prepaid expenses and other current assets	14.4	8.1		3.0
Total current assets	301.2	263.5		146.9
Property, plant and equipment-net	32.8	32.4		31.0
Goodwill	429.2	429.2		429.2
Other intangible assets-net	41.1	44.0		55.8
Software-net	38.8	41.0		42.3
Deferred income taxes	35.4	34.2		10.4
Other noncurrent assets	30.9	27.7		20.6
Investments in consolidated subsidiaries	66.0	65.1		50.2
Total assets	975.4	937.1		786.4
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	91.2	72.8		31.7
Intercompany payable	0.0	0.0		0.0
Intercompany short-term note payable	0.0	0.0
Accrued liabilities	85.0	81.4		62.8
Short-term debt				0.0
Total current liabilities	176.2	154.2		94.5
Long-term debt	0.0
Note payable with an RRD affiliate				29.2
Deferred compensation liabilities	23.1	24.4		28.5
Pension and other postretirement benefits plan liabilities	53.9	55.3
Other noncurrent liabilities	10.9	11.0		10.7
Total liabilities	264.1	244.9		162.9
Total equity	711.3	692.2		623.5
Total liabilities and equity	975.4	937.1		786.4
Non-guarantor Subsidiaries
ASSETS
Cash and cash equivalents	10.3	16.8	$ 14.8	15.0	$ 28.5	$ 20.5
Receivables, less allowances	40.2	36.3		31.2
Receivables from R.R. Donnelley	1.3	0.0
Intercompany receivables	0.0	0.0		0.0
Intercompany short-term note receivable	21.0	15.3
Inventories	2.0	1.4		0.8
Prepaid expenses and other current assets	5.1	4.7		4.3
Total current assets	79.9	74.5		51.3
Property, plant and equipment-net	3.2	3.1		2.0
Goodwill	17.3	17.2		17.6
Other intangible assets-net	9.8	10.3		13.5
Software-net	0.5	0.6		1.1
Deferred income taxes	3.7	2.8		0.2
Other noncurrent assets	3.1	2.4		3.1
Investments in consolidated subsidiaries	0.0	0.0		0.0
Total assets	117.5	110.9		88.8
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	12.0	11.5		7.8
Intercompany payable	22.2	18.6		7.4
Intercompany short-term note payable	0.0	0.0
Accrued liabilities	13.7	11.6		12.6
Short-term debt				8.8
Total current liabilities	47.9	41.7		36.6
Long-term debt	0.0	0.0
Note payable with an RRD affiliate				0.0
Deferred compensation liabilities	0.0	0.0		0.0
Pension and other postretirement benefits plan liabilities	1.1	1.1
Other noncurrent liabilities	2.5	3.0		2.0
Total liabilities	51.5	45.8		38.6
Total equity	66.0	65.1		50.2
Total liabilities and equity	$ 117.5	$ 110.9		$ 88.8